Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes from financing cash flows
Proceeds from issuance of long-term debt			€ 5,000
Repayments of borrowings	€ (19,667)	€ (1,004)	(863)
Repayment of lease liabilities	(637)	(334)	(412)
Other changes Liability-related
Interest paid	(7,407)	(263)	(258)
Other loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	24,078	23,152
Changes from financing cash flows
Repayments of borrowings	(19,667)	(1,004)
Total changes from financing cash flows	(19,667)	(1,004)
Other changes Liability-related
Acquisitions	25
Adjustment	(5)	(70)
Interest expense	2,830	2,150
Interest paid	(7,107)	(150)
Total liability-related other changes	(4,257)	1,930
Balance at December 31	154	24,078	23,152
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at January 1	3,210	3,124
Changes from financing cash flows
Repayment of lease liabilities	(637)	(334)
Total changes from financing cash flows	(637)	(334)
Other changes Liability-related
New leases		133
Acquisitions	17,354
Remeasurements	(305)	(6)
Terminations		(9)
Foreign currency effects	102	256
Interest expense	311	149
Interest paid	(300)	(103)
Total liability-related other changes	17,162	420
Balance at December 31	€ 19,734	€ 3,210	€ 3,124